Non-Controlling Interests - Movement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Apr. 25, 2022
Disclosure of subsidiaries [line items]
Balance at beginning of the year	€ 8,457,544	€ 7,317,098
Balance at end of the year	7,972,485	8,457,544
Scranton Plasma B V [Member] | BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Dividends paid	(266,406)
Dividend corresponds to the result	266,406
BPC Plasma, Inc | BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Balance at beginning of the year	354,502
Balance at end of the year	147,657	354,502
Biotest AG
Disclosure of subsidiaries [line items]
Percentage of interest acquired			70.18%
Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	2,327,606	1,793,489
Additions	121,352	62,867
Business combination / Perimeter additions	6,609	373,468
Dividends paid	(266,434)
Other movements	61	2
Translation differences	(43,875)	97,780
Balance at end of the year	2,145,319	2,327,606
Dividend corresponds to the result	266,434
Non-controlling interests | Grifols (Thailand) Pte Ltd.
Disclosure of subsidiaries [line items]
Balance at beginning of the year	4,779	4,417
Additions	642	282
Dividends paid	(28)
Other movements		(23)
Translation differences	(149)	103
Balance at end of the year	5,244	4,779
Dividend corresponds to the result	28
Non-controlling interests | Grifols Malaysia Sdn Bhd
Disclosure of subsidiaries [line items]
Balance at beginning of the year	3,663	3,059
Additions	850	593
Translation differences	(283)	11
Balance at end of the year	4,230	3,663
Non-controlling interests | Araclon Biotech, S.A.
Disclosure of subsidiaries [line items]
Balance at beginning of the year	(593)	240
Additions	(544)	(833)
Balance at end of the year	(1,137)	(593)
Non-controlling interests | VCN Bioscience, S.L.
Disclosure of subsidiaries [line items]
Balance at beginning of the year		97
Other movements		(97)
Non-controlling interests | Kiro Grifols , S.L.
Disclosure of subsidiaries [line items]
Balance at beginning of the year	(25)	284
Additions	(301)	(312)
Business combination / Perimeter additions	326
Other movements		3
Balance at end of the year	0	(25)
Non-controlling interests | Haema, AG. (Germany)
Disclosure of subsidiaries [line items]
Balance at beginning of the year	228,684	233,542
Additions	24,936	(4,858)
Balance at end of the year	253,620	228,684
Non-controlling interests | BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Balance at beginning of the year	354,502	305,276
Additions	67,892	30,086
Dividends paid	(266,406)
Other movements	11
Translation differences	(8,342)	19,140
Balance at end of the year	147,657	354,502
Dividend corresponds to the result	266,406
Non-controlling interests | Grifols Diagnostic Solutions, Inc.
Disclosure of subsidiaries [line items]
Balance at beginning of the year	1,353,674
Additions	39,670
Other movements	74
Translation differences	(46,095)
Balance at end of the year	1,347,323	1,353,674
Non-controlling interests | Diagnostics Solutions Inc.
Disclosure of subsidiaries [line items]
Balance at beginning of the year	1,353,674	1,234,850
Additions		46,719
Other movements		111
Translation differences		71,994
Balance at end of the year		1,353,674
Non-controlling interests | Plasmavita Healthcare
Disclosure of subsidiaries [line items]
Balance at beginning of the year	10,134	11,724
Additions	2,634	(1,590)
Balance at end of the year	12,768	10,134
Non-controlling interests | Haema Plasma Kft. (Hungary)
Disclosure of subsidiaries [line items]
Balance at beginning of the year	11,939
Additions	7,767	(4,074)
Business combination / Perimeter additions		17,080
Translation differences	638	(1,067)
Balance at end of the year	20,344	11,939
Non-controlling interests | G Pyrenees Research Cntr
Disclosure of subsidiaries [line items]
Balance at beginning of the year	(6)
Additions	(12)	(7)
Business combination / Perimeter additions		1
Other movements	40
Balance at end of the year	22	(6)
Non-controlling interests | Albimmune SL
Disclosure of subsidiaries [line items]
Balance at beginning of the year	(741)
Additions	(1,021)	(742)
Business combination / Perimeter additions		1
Balance at end of the year	(1,762)	(741)
Non-controlling interests | Biotest AG
Disclosure of subsidiaries [line items]
Balance at beginning of the year	361,596
Additions	(21,161)	(2,397)
Business combination / Perimeter additions	6,283	356,386
Other movements	(64)	8
Translation differences	10,356	7,599
Balance at end of the year	€ 357,010	€ 361,596